S000000775 [Member] Expense Example - Putnam International Value Fund	Jun. 30, 2026 USD ($)
Class Y shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	1,015
Class A shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	667
Expense Example, with Redemption, 3 Years	887
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	1,806
Class C shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	274
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	1,949
Class R shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	722
Expense Example, with Redemption, 10 Years	1,603
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	$ 894